Convertible senior notes (Details) - USD ($)	Mar. 16, 2020	Feb. 28, 2020
American depositary shares
Debt Instrument [Line Items]
Share price (in dollars per share)	$ 5.02	$ 5.44
The Notes
Debt Instrument [Line Items]
Convertible senior notes	$ 10,000,000	$ 25,000,000
Interest rate (in percent)	4.75%	4.75%
Initial conversion price per share		$ 6.75
Repurchase price percentage	100.00%	100.00%
The Notes | American depositary shares
Debt Instrument [Line Items]
Initial conversion price per US$1,000 principal amount	$ 162.52	$ 148.08
Initial conversion price per share	$ 6.15